Revenue Recognition and Contracts with Customers - Schedule of Performance Obligations that are Expected to Be Recognized in Future (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 3,875,679
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied performance obligations	1,956,289
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied performance obligations	1,104,754
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied performance obligations	441,808
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 372,828
Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	3 years
Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	5 years
Minimum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Minimum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	4 years
Minimum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	5 years